Financial Information as per operating segments (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net sales	$ 2,565,556,067	$ 2,711,434,948	$ 2,484,712,280
Gross margin	1,186,944,101	1,196,509,639	1,193,152,483
Adjusted operating result	239,966,967	218,761,616	330,471,299
Equity and income of associates and joint ventures	(19,217,758)	(10,978,068)	226,026
Gains (losses) on exchange differences	(65,944,570)	(20,173,381)	(10,149,345)
Other gains (losses)	(13,316,208)	(12,669,540)	9,590,450
Income before taxes	103,158,188	135,748,395	301,680,454
Income tax benefit (expense)	(15,267,255)	263,943	82,629,773
Net income for year	118,425,443	135,484,452	219,050,681
Non-controlling interests	12,772,715	17,316,101	19,887,950
Depreciation and amortization	126,119,198	126,497,493	124,116,739
Operating segments [member]
IfrsStatementLineItems [Line Items]
Sales revenue external customers	2,515,348,575	2,657,212,047	2,441,788,459
Other income	50,207,492	54,222,901	42,923,821
Sales revenue between segments	0	0	0
Net sales	$ 2,565,556,067	$ 2,711,434,948	$ 2,484,712,280
Change in percentage of net sales	(5.40%)	9.10%	0.00%
Cost of sales	$ (1,378,611,966)	$ (1,514,925,309)	$ (1,291,559,797)
Percentage of net sales	53.70%	55.90%	52.00%
Gross margin	$ 1,186,944,101	$ 1,196,509,639	$ 1,193,152,483
Gross margin percentage of net sales	46.30%	44.10%	48.00%
MSD&A	$ (936,272,191)	$ (967,923,551)	$ (882,177,381)
Percentage of msda net sales	36.50%	35.70%	35.50%
Other operating income (expenses)	$ 2,611,265	$ 2,845,068	$ 9,905,747
Adjusted operating result	$ 253,283,175	$ 231,431,156	$ 320,880,849
Change %	9.40%	(27.90%)	0.00%
% of Net sales	9.90%	8.50%	12.90%
Net financial expense	$ (37,620,556)	$ (53,060,337)	$ (21,396,824)
Equity and income of associates and joint ventures	(19,217,758)	(10,978,068)	226,026
Gains (losses) on exchange differences	(65,944,570)	(20,173,381)	(10,149,345)
Results as per adjustment units	(14,025,895)	1,198,565	2,529,298
Other gains (losses)	(13,316,208)	(12,669,540)	9,590,450
Income before taxes	103,158,188	135,748,395	301,680,454
Income tax benefit (expense)	15,267,255	(263,943)	(82,629,773)
Net income for year	118,425,443	135,484,452	219,050,681
Non-controlling interests	12,772,715	17,316,101	19,887,950
Net income attributable to equity holders of the parent	105,652,728	118,168,351	199,162,731
Depreciation and amortization	126,119,198	126,497,493	124,116,739
ORBDA	$ 379,402,373	$ 357,928,649	$ 444,997,588
Change %	6.00%	(19.60%)	0.00%
% of Net sales	14.80%	13.20%	17.90%
Operating segments [member] | Country Of Chile [Member]
IfrsStatementLineItems [Line Items]
Sales revenue external customers	$ 1,714,560,272	$ 1,627,114,439	$ 1,538,677,522
Other income	22,428,784	25,681,177	21,328,227
Sales revenue between segments	21,982,179	20,553,741	18,146,164
Net sales	$ 1,758,971,235	$ 1,673,349,357	$ 1,578,151,913
Change in percentage of net sales	5.10%	6.00%	0.00%
Cost of sales	$ (953,938,348)	$ (972,143,151)	$ (810,802,559)
Percentage of net sales	54.20%	58.10%	51.40%
Gross margin	$ 805,032,887	$ 701,206,206	$ 767,349,354
Gross margin percentage of net sales	45.80%	41.90%	48.60%
MSD&A	$ (601,496,981)	$ (544,219,910)	$ (506,891,948)
Percentage of msda net sales	34.20%	32.50%	32.10%
Other operating income (expenses)	$ 1,049,865	$ (233,217)	$ 1,077,090
Adjusted operating result	$ 204,585,771	$ 156,753,079	$ 261,534,496
Change %	30.50%	(40.10%)	0.00%
% of Net sales	11.60%	9.40%	16.60%
Net financial expense	$ 0	$ 0	$ 0
Equity and income of associates and joint ventures	0	0	0
Gains (losses) on exchange differences	0	0	0
Results as per adjustment units	0	0	0
Other gains (losses)	0	0	0
Depreciation and amortization	78,823,699	70,252,736	73,082,403
ORBDA	$ 283,409,470	$ 227,005,815	$ 334,616,899
Change %	24.80%	(32.20%)	0.00%
% of Net sales	16.10%	13.60%	21.20%
Operating segments [member] | International Business [Member]
IfrsStatementLineItems [Line Items]
Sales revenue external customers	$ 566,277,644	$ 761,302,617	$ 657,839,497
Other income	19,740,170	19,374,495	15,022,421
Sales revenue between segments	466,547	1,886,239	5,082,733
Net sales	$ 586,484,361	$ 782,563,351	$ 677,944,651
Change in percentage of net sales	(25.10%)	15.40%	0.00%
Cost of sales	$ (285,512,340)	$ (389,025,772)	$ (341,082,046)
Percentage of net sales	48.70%	49.70%	50.30%
Gross margin	$ 300,972,021	$ 393,537,579	$ 336,862,605
Gross margin percentage of net sales	51.30%	50.30%	49.70%
MSD&A	$ (243,405,220)	$ (332,194,128)	$ (288,303,183)
Percentage of msda net sales	41.50%	42.40%	42.50%
Other operating income (expenses)	$ (13,487)	$ 1,569,929	$ 8,004,833
Adjusted operating result	$ 57,553,314	$ 62,913,380	$ 56,564,255
Change %	(8.50%)	11.20%	0.00%
% of Net sales	9.80%	8.00%	8.30%
Net financial expense	$ 0	$ 0	$ 0
Equity and income of associates and joint ventures	0	0	0
Gains (losses) on exchange differences	0	0	0
Results as per adjustment units	0	0	0
Other gains (losses)	0	0	0
Depreciation and amortization	28,010,403	38,909,547	34,289,517
ORBDA	$ 85,563,717	$ 101,822,927	$ 90,853,772
Change %	(16.00%)	12.10%	0.00%
% of Net sales	14.60%	13.00%	13.40%
Operating segments [member] | Wines [Member]
IfrsStatementLineItems [Line Items]
Sales revenue external customers	$ 234,510,659	$ 268,794,991	$ 245,271,440
Other income	5,495,301	6,840,932	5,138,052
Sales revenue between segments	12,819,535	20,713,970	11,210,573
Net sales	$ 252,825,495	$ 296,349,893	$ 261,620,065
Change in percentage of net sales	(14.70%)	13.30%	0.00%
Cost of sales	$ (156,502,790)	$ (183,138,062)	$ (159,494,416)
Percentage of net sales	61.90%	61.80%	61.00%
Gross margin	$ 96,322,705	$ 113,211,831	$ 102,125,649
Gross margin percentage of net sales	38.10%	38.20%	39.00%
MSD&A	$ (77,362,794)	$ (75,131,811)	$ (69,052,335)
Percentage of msda net sales	30.60%	25.40%	26.40%
Other operating income (expenses)	$ 1,058,998	$ 966,449	$ 605,853
Adjusted operating result	$ 20,018,909	$ 39,046,469	$ 33,679,167
Change %	(48.70%)	15.90%	0.00%
% of Net sales	7.90%	13.20%	12.90%
Net financial expense	$ 0	$ 0	$ 0
Equity and income of associates and joint ventures	0	0	0
Gains (losses) on exchange differences	0	0	0
Results as per adjustment units	0	0	0
Other gains (losses)	0
Depreciation and amortization	12,165,441	12,328,271	12,011,674
ORBDA	$ 32,184,350	$ 51,374,740	$ 45,690,841
Change %	(37.40%)	12.40%	0.00%
% of Net sales	12.70%	17.30%	17.50%
Operating segments [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Sales revenue external customers	$ 0	$ 0	$ 0
Other income	2,543,237	2,326,297	1,435,121
Sales revenue between segments	(35,268,261)	(43,153,950)	(34,439,470)
Net sales	(32,725,024)	$ (40,827,653)	$ (33,004,349)
Change in percentage of net sales		0.00%	0.00%
Cost of sales	$ 17,341,512	$ 29,381,676	$ 19,819,224
Percentage of net sales	0.00%	0.00%	0.00%
Gross margin	$ (15,383,512)	$ (11,445,977)	$ (13,185,125)
Gross margin percentage of net sales	0.00%	0.00%	0.00%
MSD&A	$ (14,007,196)	$ (16,377,702)	$ (17,929,915)
Percentage of msda net sales	0.00%	0.00%	0.00%
Other operating income (expenses)	$ 515,889	$ 541,907	$ 217,971
Adjusted operating result	$ (28,874,819)	$ (27,281,772)	$ (30,897,069)
Change %		0.00%	0.00%
% of Net sales	0.00%	0.00%	0.00%
Net financial expense	$ 0	$ 0	$ 0
Equity and income of associates and joint ventures	0	0	0
Gains (losses) on exchange differences	0	0	0
Results as per adjustment units	0	0	0
Other gains (losses)	0	0	0
Depreciation and amortization	7,119,655	5,006,939	4,733,145
ORBDA	$ (21,755,164)	$ (22,274,833)	$ (26,163,924)
Change %		0.00%	0.00%
% of Net sales	0.00%	0.00%	0.00%